Adoption of IFRS 16 Leases (Tables)	6 Months Ended
Dec. 31, 2019
Leases [Abstract]
Explanation of difference between operating lease commitments disclosed under IAS 17 and lease liabilities under IFRS 16
A reconciliation of differences between the operating lease commitments disclosed under IAS 17 and disclosed in note 19(b) of Diageo’s 2019 Annual Report and the lease liabilities under IFRS 16, at 1 July 2019, is as follows:

£ million
Operating lease commitments at 30 June 2019	(321)
Leases expiring within a year of 1 July 2019	19
Low value assets	11
Impact of discounting	40
Total additional lease liabilities recognised on adoption of IFRS 16	(251)
Finance lease liabilities at 30 June 2019	(128)
Total lease liabilities at 1 July 2019	(379)
Total lease liabilities at 1 July 2019 - current	(107)
Total lease liabilities at 1 July 2019 - non-current	(272)

Schedule of the impact of adoption of IFRS 16 on the consolidated balance sheet
The impact of the adoption of IFRS 16 on affected lines of the consolidated balance sheet at 1 July 2019 is as follows:

	30 June 2019	IFRS 16 impact	1 July 2019
	£ million	£ million	£ million
Non-current assets
Property, plant and equipment	4,455	236	4,691
Other financial assets	404	1	405
Current assets
Trade and other receivables	2,694	(2)	2,692

Current liabilities
Other financial liabilities	(307)	(64)	(371)
Trade and other payables	(4,202)	13	(4,189)
Non-current liabilities
Other financial liabilities	(124)	(187)	(311)
Provisions	(317)	3	(314)